Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

12. Fair Value Measurements

Recurring Fair Value Measurements

In accordance with ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), certain of the Company's assets and liabilities, which are carried at fair value, are classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The Company's financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2013 and 2012 and December 31, 2012 are as follows (dollars in thousands):

		September 30,	Fair Value Measurements Using
		2013	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(790)	$-	$(790)	$-
	Nonqualified savings plan assets (a)	13,455	13,455	-	-
	Total	$12,665	$13,455	$(790)	$-

		September 30,	Fair Value Measurements Using
		2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(307)	$-	$(307)	$-
	Nonqualified savings plan assets (a)	10,990	10,990	-	-
	Marketable securities(b)	6,426	6,426	-	-
	Total	$17,109	$17,416	$(307)	$-

		December 31,	Fair Value Measurements Using
		2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts	$(406)	$-	$(406)	$-
	Nonqualified savings plan assets (a)	11,347	11,347	-	-
	Marketable securities(b)	6,042	6,042	-	-
	Total	$16,983	$17,389	$(406)	$-
(a)a	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in “Accounts payable and accrued expenses” in the Company's consolidated balance sheets.
(b)a a a	Cumulative unrealized total gains, net of tax, on these equity securities of $0.5 million and $0.3 million as of September 30, 2012 and December 31, 2012, respectively, are recorded in “Accumulated other comprehensive income (loss)” in the Company's consolidated statements of equity. These marketable securities were sold during the second quarter of 2013. See Note 7 for further discussion.

The Company measures the fair value of its forward currency exchange contracts under Level 2 inputs as defined by ASC 820-10. For these forward currency exchange contracts, current market rates are used to determine fair value. The significant inputs used in these models are derived from observable market rates. During the nine months ended September 30, 2013 and 2012, there were no transfers of assets in or out of Level 1 or Level 2 fair value measurements.

Financial Assets and Liabilities Not Measured at Fair Value

The Company's financial assets and liabilities as of September 30, 2013 and 2012 and December 31, 2012 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	Carrying Value	Estimated Fair Value
	September 30,	September 30,	Fair Value Measurement Using
	2013	2013	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$84,096	$84,096	$84,096	$-	$-
Pawn loans	253,678	253,678	-	-	253,678
Consumer loans, net	328,281	328,281	-	-	328,281
Pawn loan fees and service charges receivable	50,090	50,090	-	-	50,090
Total	$716,145	$716,145	$84,096	$-	$632,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$120,225	$126,260	$-	$126,260	$-
Senior unsecured notes	455,872	445,888	-	445,888	-
2029 Convertible Notes	106,752	195,612	-	195,612	-
Total	$682,849	$767,760	$-	$767,760	$-

	Carrying Value	Estimated Fair Value
	September 30,	September 30,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$78,663	$78,663	$78,663	$-	$-
Pawn loans	254,077	254,077	-	-	254,077
Consumer loans, net	256,825	256,825	-	-	256,825
Pawn loan fees and service charges receivable	48,771	48,771	-	-	48,771
Total	$638,336	$638,336	$78,663	$-	$559,673

Financial liabilities:
Domestic and Multi-currency Line of credit	$288,266	$295,747	$-	$295,747	$-
Senior unsecured notes	191,810	190,574	-	190,574	-
2029 Convertible Notes	109,387	184,431	-	184,431	-
Total	$589,463	$670,752	$-	$670,752	$-

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$63,134	$63,134	$63,134	$-	$-
Pawn loans	244,640	244,640	-	-	244,640
Consumer loans, net	289,418	289,418	-	-	289,418
Pawn loan fees and service charges receivable	48,991	48,991	-	-	48,991
Total	$646,183	$646,183	$63,134	$-	$583,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$301,011	$309,969	$-	$309,969	$-
Senior unsecured notes	167,122	165,961	-	165,961	-
2029 Convertible Notes	110,197	186,300	-	186,300	-
Total	$578,330	$662,230	$-	$662,230	$-

Cash and cash equivalents bear interest at market rates and have maturities of less than 90 days.

Pawn loans generally have maturity periods of less than 90 days. If a pawn loan defaults, the Company disposes of the collateral. Historically, collateral has sold for an amount in excess of the principal amount of the loan.

Consumer loans are carried in the consolidated balance sheet net of the allowance for estimated loan losses, which is calculated by applying historical loss rates combined with recent default trends to the gross consumer loan balance. The unobservable inputs used to calculate the carrying value of consumer loans include historical loss rates and recent default trends. Consumer loans have relatively short maturity periods that are generally 12 months or less.

Pawn loan fees and service charges receivable are accrued ratably over the term of the loan based on the portion of these pawn loans deemed collectible. The Company uses historical performance data to determine collectability of pawn loan fees and service charges receivable. Additionally, pawn loan fee and service charge rates are determined by regulations and bear no valuation relationship to the capital markets' interest rate movements.

The Company measures the fair value of long-term debt instruments using Level 2 inputs. The fair values of the Company's long-term debt instruments are estimated based on market values for debt issues with similar characteristics or rates currently available for debt with similar terms. As of September 30, 2013, the Company's Domestic and Multi-currency Line of Credit had a higher fair market value than the carrying value due to the difference in yield when compared to recent issuances of similar lines of credit. As of September 30, 2013, the Company's senior unsecured notes had a lower fair market value than the carrying value due to the difference in yield when compared to recent issuances of similar senior unsecured notes. As of September 30, 2013, the 2029 Convertible Notes had a higher fair value than carrying value due to the Company's stock price as of September 30, 2013 exceeding the applicable conversion price for the 2029 Convertible Notes, thereby increasing the value of the instrument for noteholders.

22. Fair Value Measurements

Recurring Fair Value Measurements

In accordance with ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), certain of the Company's assets and liabilities, which are carried at fair value, are classified in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The Company's financial assets that are measured at fair value on a recurring basis as of December 31, 2012 and 2011 are as follows (dollars in thousands):

			December 31,	Fair Value Measurements Using
			2012	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Interest rate contracts[1]		$-	$-	$-	$-
	Forward currency exchange contracts	1	(406)	-	(406)	-
	Nonqualified savings plan assets (a)		11,347	11,347	-	-
	Marketable securities(b)		6,042	6,042	-	-
	Total		$16,983	$17,389	$(406)	$-

			December 31,	Fair Value Measurements Using
			2011	Level 1	Level 2	Level 3
	Financial assets (liabilities):
	Forward currency exchange contracts		260	-	260	-
	Nonqualified savings plan assets (a)		8,264	8,264	-	-
	Marketable securities(b)		4,412	4,412	-	-
	Total		$12,936	$12,676	$260	$-

(a)a a	The nonqualified savings plan assets have an offsetting liability of equal amount, which is included in "Accounts payable and accrued expenses" in the Company's consolidated balance sheets.
(b)a a a	Cumulative unrealized total gains/(losses), net of tax, on these equity securities of $0.3 million and ($0.8) million as of December 31, 2012 and 2011, respectively, are recorded in "Accumulated other comprehensive income (loss)" in the Company's consolidated statements of equity.

The Company measures the fair value of its forward currency exchange contracts under Level 2 inputs as defined by ASC 820-10. For these forward currency exchange contracts, standard valuation models are used to determine fair value. The significant inputs used in these models are derived from observable market transactions. During the year ended December 31, 2012 and 2011, there were no transfers of assets in or out of Level 1 or Level 2 fair value measurements.

Fair Value Measurements on a Non-Recurring Basis

The Company measures non-financial assets and liabilities such as property and equipment and intangible assets at fair value on a nonrecurring basis or when events or circumstances indicate that the carrying amount of the assets may be impaired. During the third quarter of 2012, the Company announced the Mexico Reorganization. See Note 4 for further information related to this reorganization. The Mexico Reorganization was considered a triggering event for purposes of impairment testing of the retail services segment. The Company tested property and equipment and intangible assets for impairment following the approval of the reorganization plan by the Company's Board of Directors. The results of the Company's testing indicated that the carrying value of certain property and equipment exceeded the future cash flows associated with these assets. The results of the Company's testing of certain intangible assets indicated that the carrying value of these intangible assets exceeded their fair value. As a result, during the year ended December 31, 2012, the Company recognized impairment charges and losses on property and equipment, indefinite-lived intangible assets and other intangible assets related to its Mexico operations of $7.5 million (consisting of $6.0 million of impairment charges recognized in the third quarter of 2012 and $1.5 million of losses on disposition incurred in the fourth quarter of 2012), $2.5 million and $2.6 million, respectively, all of which are included in “Depreciation and amortization expenses” in the consolidated statements of income. The fair value measurements of property and equipment and intangible assets are considered Level 3 in the fair value hierarchy, as they are based on management's judgments about future cash flows.

Following the announcement of the Mexico Reorganization, the Company also evaluated goodwill in the retail services segment and noted no impairment.

Financial Assets and Liabilities Not Measured at Fair Value

The Company's financial assets and liabilities as of December 31, 2012 and 2011 that are not measured at fair value in the consolidated balance sheets are as follows (dollars in thousands):

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2012	2012	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$63,134	$63,134	$63,134	$-	$-
Pawn loans	244,640	244,640	-	-	244,640
Consumer loans, net	289,418	289,418	-	-	289,418
Pawn loan fees and service charges receivable	48,991	48,991	-	-	48,991
Total	$646,183	$646,183	$63,134	$-	$583,049

Financial liabilities:
Domestic and Multi-currency Line of credit	$301,011	$309,969	$-	$309,969	$-
Senior unsecured notes	167,122	165,961	-	165,961	-
2009 Convertible Notes	110,197	186,300	-	186,300	-
Total	$578,330	$662,230	$-	$662,230	$-

	Carrying Value	Estimated Fair Value
	December 31,	December 31,	Fair Value Measurement Using
	2011	2011	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$62,542	$62,542	$62,542	$-	$-
Pawn loans	253,519	253,519	-	-	253,519
Consumer loans, net	222,778	222,778	-	-	222,778
Pawn loan fees and service charges receivable	48,003	48,003	-	-	48,003
Total	$586,842	$586,842	$62,542	$-	$524,300

Financial liabilities:
Domestic and Multi-currency Line of credit	$280,839	$291,983	$-	$291,983	$-
Senior unsecured notes	149,394	147,721	-	147,721	-
2009 Convertible Notes	107,058	220,642	-	220,642	-
Total	$537,291	$660,346	$-	$660,346	$-

Cash and cash equivalents bear interest at market rates and have maturities of less than 90 days.

Pawn loans generally have maturity periods of less than 90 days. If a pawn loan defaults, the Company disposes of the collateral. Historically, collateral has sold for an amount in excess of the principal amount of the loan.

Consumer loans are carried in the consolidated balance sheet net of the allowance for estimated loan losses, which is calculated by applying historical loss rates combined with recent default trends to the gross consumer loan balance. The unobservable inputs used to calculate the carrying value of consumer loans include historical loss rates and recent default trends. Consumer loans have relatively short maturity periods that are generally 12 months or less.

Pawn loan fees and service charges receivable are accrued ratably over the term of the loan based on the portion of these pawn loans deemed collectible. The Company uses historical performance data to determine collectability of pawn loan fees and service charges receivable. Additionally, pawn loan fee and service charge rates are determined by regulations and bear no valuation relationship to the capital markets' interest rate movements.

The Company measures the fair value of long-term debt instruments using Level 2 inputs. The fair values of the Company's long-term debt instruments are estimated based on market values for debt issues with similar characteristics or rates currently available for debt with similar terms. As of December 31, 2012, the Company's Domestic and Multi-currency Line of credit had a higher fair market value than the carrying value due to the difference in yield when compared to recent issuances of similar types of credit. As of December 31, 2012, the Company's senior unsecured notes had a lower fair market value than the carrying value due to the difference in yield when compared to recent issuances of similar senior unsecured notes. As of December 31, 2012, the 2009 Convertible Notes had a higher fair value than carrying value due to the Company's stock price as of each period presented above exceeding the applicable conversion price for the 2009 Convertible Notes, thereby increasing the value of the instrument for bondholders.